Derivatives and Risk Management (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Derivatives and Risk Management
Schedule of hedge position

Hedge Position as of September 28, 2017:

			Final Maturity	Other
(in thousands)	Notional Balance		Date	Assets
Interest rate caps (cash flow hedges)	$205,000	U.S. dollars	December 2021	$1,021

Hedge Position as of December 29, 2016:

			Final Maturity	Other
(in thousands)	Notional Balance		Date	Assets
Interest rate caps (cash flow hedges)	$205,000	U.S. dollars	December 2021	$2,473
Interest rate swaps (cash flow hedges)	$17,500	U.S. dollars	January 2017	$—

Hedge Position as of December 29, 2016:

(in thousands)	Notional Balance		Final Maturity Date	Other Assets	Other Accrued Liabilities	AOCI, Net of Tax
Interest rate caps (cash flow hedges)	$205,000	U.S. dollars	December 2021	$2,473	$—	$176
Interest rate swaps (cash flow hedges)	$17,500	U.S. dollars	January 2017	$—	$—	$—

Hedge Position as of December 31, 2015:

(in thousands)	Notional Balance		Final Maturity Date	Other Assets	Other Accrued Liabilities	AOCI, Net of Tax
Interest rate swaps (cash flow hedges)	$35,000	U.S. dollars	January 2017	$—	$(160)	$(100)

Schedule of gains (losses) related to our designated hedge contracts

	Effective Portion Reclassified		Effective Portion Recognized in
	From AOCI to Earnings		Other Comprehensive (Loss) Income
	Thirteen Weeks Ended
	September 28,	September 29,	September 28,	September 29,
(in thousands)	2017	2016	2017	2016
Interest rate caps (cash flow hedges)	$—	$—	$(121)	$—
Interest rate swaps (cash flow hedges)	$—	$—	$—	$44

	Effective Portion Reclassified		Effective Portion Recognized in
	From AOCI to Earnings		Other Comprehensive (Loss) Income
	Thirty-nine Weeks Ended
	September 28,	September 29,	September 28,	September 29,
(in thousands)	2017	2016	2017	2016
Interest rate caps (cash flow hedges)	$—	$—	$(887)	$—
Interest rate swaps (cash flow hedges)	$—	$—	$—	$67

              Gains (losses) related to our designated hedge contracts are as follows (in thousands):

	Effective Portion Reclassified From AOCI to Earnings			Effective Portion Recognized in Other Comprehensive Income
	Fiscal Year Ended
(in thousands)	2014	2015	2016	2014	2015	2016
Interest rate caps (cash flow hedges)	$—	$—	$—	$—	$—	$176
Interest rate swaps (cash flow hedges)	$—	$—	$—	$14	$43	$100